Intangible assets	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Intangible assets
10. Intangible assets
The changes in the carrying value of intangible assets for the year ended March 31, 2022 are as follows:

Gross carrying value	Customer Contracts	Customer Relationships	Intellectual Property and Other rights	Trade names	Technology	Leasehold Benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2021	$158,014	$121,622	$4,511	$641	$5,987	$1,835	$9,161	$400	$53,152	$355,323
Additions	—	—	—	—	—	—	—	—	12,246	12,246
On acquisitions (Refer Note 4(a), 4(b))	536	—	—	—	—	—	—	—	146	682
Translation adjustments	(2,387)	(570)	(199)	(3)	(40)	—	(96)	—	(2,325)	(5,620)

Balance as at March 31, 2022	$156,163	$121,052	$4,312	$638	$5,947	$1,835	$9,065	$400	$63,219	$362,631

Accumulated amortization
Balance as at April 1, 2021	$158,014	$76,739	$4,511	$641	$3,230	$1,835	$9,161	$—	$36,051	$290,182
Amortization	133	3,645	—	—	766	—	—	—	7,006	11,550
Translation adjustments	(2,377)	(554)	(199)	(3)	(31)	—	(96)	—	(1,262)	(4,522)

Balance as at March 31, 2022	$155,770	$79,830	$4,312	$638	$3,965	$1,835	$9,065	$—	$41,795	$297,210

Net carrying value as at March 31, 2022	$393	$41,222	$—	$—	$1,982	$—	$—	$400	$21,424	$65,421

The changes in the carrying value of intangible assets for the year ended March 31, 2021 are as follows:

Gross carrying value	Customer Contracts	Customer Relationships	Intellectual Property and Other rights	Trade names	Technology	Leasehold Benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2020	$155,214	$120,427	$4,068	$638	$5,950	$1,835	$9,060	$400	$43,615	$341,207
Additions	—	—	—	—	—	—	—	—	7,544	7,544
Translation adjustments	2,800	1,195	443	3	37	—	101	—	1,993	6,572

Balance as at March 31, 2021	$158,014	$121,622	$4,511	$641	$5,987	$1,835	$9,161	$400	$53,152	$355,323

Accumulated amortization
Balance as at April 1, 2020	$154,093	$71,965	$4,068	$638	$2,440	$1,835	$7,474	$—	$28,594	$271,107
Amortization	1,123	3,631	—	—	765	—	1,587	—	6,616	13,722
Translation adjustments	2,798	1,143	443	3	25	—	100	—	841	5,353

Balance as at March 31, 2021	$158,014	$76,739	$4,511	$641	$3,230	$1,835	$9,161	$—	$36,051	$290,182

Net carrying value as at March 31, 2021	$—	$44,883	$—	$—	$2,757	$—	$—	$400	$17,101	$65,141

As at March 31, 2022, the estimated remaining weighted average amortization periods for definite lived intangible assets are as follows:

Balance life
(in months)
Customer relationships	167
Customer contracts	9
Technology	34
Software	16
The estimated annual amortization expense based on remaining weighted average amortization periods for intangible assets and exchange rates, each as at March 31, 2022 are as follows:

	Amount
2023	$13,207
2024	11,319
2025	8,102
2026	4,431
2027	3,272
Thereafter	24,690

	$65,021	*

*	Excludes service mark, as it has an indefinite useful life.